UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:    12/31/2006
                                                  -----------
Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkeye Capital Management LLC
           ------------------------------
Address:   800 Third Avenue
           ------------------------------
           10th Floor
           ------------------------------
           New York, NY 10022
           ------------------------------

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard A. Rubin
Title:    Managing Menmber
Phone:    212-265-0565

Signature, Place, and Date of Signing:

      /s/ Richard A. Rubin              New York, NY               1/24/2007
  ---------------------------       ----------------------       --------------
         [Signature]                    [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here ifa portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-_______________          __________________________________
     [Repeat as necessary.]

HAWKEYE CAPITAL MANAGEMENT LLC

Form Type:    13F
Period End:   12/31/06
Date Filed:

              Institutional Investment Manager Filing this Report:

               Name:              HAWKEYE CAPITAL MANAGEMENT LLC

               Address:           800 Third Avenue, 10th Floor
                                  New York, New York  10022

HAWKEYE CAPITAL MANAGEMENT LLC

Form Type:  13F
Period End: 12/31/06
Date Filed:

           Person Signing this Report on Behalf of Reporting Manager:

                      Name:              Richard A. Rubin
                      Title:             Managing Member
                      Phone:             212-265-0565

HAWKEYE CAPITAL MANAGEMENT LLC

Form Type:   13F
Period End:  12/31/06
Date Filed:

         FORM 13F SUMMARY PAGE

         Report Summary:

         Number of Other Included Managers:                              0
                                                       ....................

         Form 13F Information Table Entry Total:                        16
                                                       ....................

         Form 13F Information Table Value Total:                 $ 175,980
                                                       ....................
                                                       (thousands)

HAWKEYE CAPITAL MANAGEMENT LLC

Form Type: 13F
Period End: 12/31/06
Date Filed:




                                                              FORM 13F
                                                          INFORMATION TABLE

                                                            VALUE      SHARES/ SH/ PUT/    INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP   x($1000)    PRN AMT PRN CALL    DISCRETN  MANAGERS  SOLE   SHARED  NONE

ACQUICOR TECHNOLOGY INC        COM               00489A107                         SH      SOLE
                                                              1,271    226,200                                226,200
BELO CORP                      COM SER A         080555105                         SH      SOLE
                                                              7,467    406,500                                406,500
BOOKS-A-MILLION INC            COM               098570104                         SH      SOLE
                                                             12,785    563,695                                563,695
CAPITAL SR LIVING CORP         COM               140475104                         SH      SOLE
                                                              5,013    471,100                                471,100
CITADEL BROADCASTING CORP      COM               17285T106                         SH      SOLE
                                                              5,976    600,000                                600,000
CROWN HOLDINGS INC             COM               228368106                         SH      SOLE
                                                             17,761    849,000                                849,000
CUMULUS MEDIA INC              CL A              231082108                         SH      SOLE
                                                              6,441    619,948                                619,948
ENCORE WIRE CORPORATION        COM               292562105                         SH      SOLE
                                                             19,254    874,800                                874,800
GENERAL FINANCE CORP           COM               369822101                         SH      SOLE
                                                                770    100,000                                100,000
GENTEK INC-NEW                 COM NEW           37245X203                         SH      SOLE
                                                             30,964    895,159                                895,159
GRAY TELEVISION INC            COM               389375106                         SH      SOLE
                                                              1,923    262,400                                262,400
LAIDLAW INTL INC               COM               50730R102                         SH      SOLE
                                                             37,353   1,227,500                               1,227,500
RADIO ONE INC CL D NON-VTG     CL D NON VTG      75040P405                         SH      SOLE
                                                              9,739   1,445,000                               1,445,000
SERVICEMASTER CO               COM               81760N109                         SH      SOLE
                                                             18,353   1,399,900                               1,399,900
UTS HD PARTNERS ACQUISITION    UNIT 06/01/2010   40415K209                         SH      SOLE
                                                                795    100,000                                100,000
WTS GENERAL FINANCE CORP       *W EXP 04/05/201  369822119                         SH      SOLE
                                                                115    100,000                                100,000


                                                            175,980
